Loans and Allowance for Credit Losses - Composition of Loan Portfolio (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	$ 269,371	$ 256,253
Total loans	273,207	260,849
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	87,928	83,116
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	93,386	88,402
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	43,098	42,137
Residential Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	57,274	53,496
Other Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	53,864	51,206
Lease Financing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	5,458	5,286
Commercial Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	31,592	31,773
Construction and Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	11,506	10,364
Residential Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	43,632	40,425
Home Equity Loans, First Liens [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	13,642	13,071
Credit Card [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	21,749	21,012
Retail Leasing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	6,316	5,232
Home Equity and Second Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	16,369	16,384
Revolving Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	3,282	3,354
Installment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	8,087	7,030
Automobile [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	17,571	16,587
Student [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	2,239	2,619
Total Loans, Excluding Covered Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	269,371	256,253
Covered Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 3,836	$ 4,596